REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

The following table presents one-year projections for Colombia made in December 2019, compared to the official data for December 2020:

	2020	2019
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	1.62%	2.46%	3.38%	4.07%
Real interest rate	1.75%	3.50%	4.25%	5.25%
GDP Growth	(6.85%)	2.17%	3.22%	4.19%
Unemployment rate	15.91%	11.12%	10.22%	9.30%

The following table presents one-year projections for Guatemala made in December 2019, compared to the official data for December 2020:

	2020	2019
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	4.82%	3.72%	3.53%	3.26%
Nominal interest rate	(0.31%)	0.26%	(0.03%)	(0.30%)
GDP Growth	(1.77%)	2.15%	3.19%	3.71%
Devaluation	1.21%	1.54%	(0.46%)	(0.95%)

The following table presents one-year projections for Honduras made in December 2019, compared to the official data for December 2020:

	2020	2019
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	4.01%	5.07%	4.61%	3.34%
Nominal interest rate	(0.71%)	(0.30%)	(1.45%)	(3.25%)
GDP Growth	(8.53%)	1.98%	2.95%	4.04%
Devaluation	(1.87%)	4.50%	3.34%	0.72%

The following table presents one-year projections for El Salvador made in December 2019, compared to the official data for December 2020:

	2020	2019
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	(0.09%)	2.11%	0.97%	0.00%
Nominal interest rate	0.04%	0.34%	0.03%	(0.07%)
GDP Growth	(8.18%)	1.84%	2.40%	2.80%

The following table presents one-year projections for Nicaragua made in December 2019, compared to the official data for December 2020:

	2020	2019
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	2.93%	8.92%	6.58%	3.34%
Nominal interest rate	(1.14%)	4.93%	1.70%	(0.99%)
GDP Growth	(2.50%)	(5.61%)	(3.08%)	(1.26%)

The following table presents one-year projections for Costa Rica made in December 2019, compared to the official data for December 2020:

	2020	2019
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	0.89%	4.04%	1.91%	1.76%
Nominal interest rate	(3.09%)	(0.99%)	(1.58%)	(1.81%)
GDP Growth	(5.08%)	1.76%	2.59%	3.03%
Devaluation	7.09%	3.39%	0.22%	(1.07%)

The following table presents one-year projections for Panamá made in December 2019, compared to the official data for December 2020:

	2020	2019
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	(1.58%)	1.71%	0.77%	0.54%
Nominal interest rate	(0.20%)	0.56%	0.08%	(0.35%)
GDP Growth	(17.89%)	2.97%	3.83%	4.89%

Loss allowance balances

The table below presents the total loss allowance balances for each portfolio as the December 31,2020 and December 31, 2019. The loss allowance reconciliation, transfers between stages, impacts of measurement due to model changes, among others, are presented in note 4.1.5.

		As of December 31, 2020		As of December 31, 2019		Variation December 2020 vs December 2019
Commercial	Ps.	5,280,406	Ps.	4,188,388	Ps.	1,092,018
Consumer		4,938,971		3,555,040		1,383,931
Mortgage		560,904		351,558		209,346
Microcredit		124,039		89,825		34,214
Interbank and overnight funds		851		986		(135)
Total	Ps.	10,905,171	Ps.	8,185,797	Ps.	2,719,374

		As of December 31, 2020		As of December 31, 2019		Variation December 2020 vs December 2019
Other receivables	Ps.	343,057	Ps.	286,463	Ps.	56,594

Loss allowance expense

Loss allowance expenses per portfolio as of  December 31,2020 and December 31, 2019:

		As of December 31, 2020		As of December 31, 2019		Variation December 2020 vs December 2019
Commercial	Ps.	2,213,075	Ps.	1,341,570	Ps.	871,505
Consumer		3,657,823		2,659,750		998,073
Mortgage		290,140		126,197		163,943
Microcredit		76,042		44,940		31,102
Interbank and overnight funds		(135)		284		(419)
Total	Ps.	6,236,945	Ps.	4,172,741	Ps.	2,064,204

		As of December 31, 2020		As of December 31, 2019		Variation December 2020 vs December 2019
Other receivables	Ps.	76,357	Ps.	64,640	Ps.	11,717

Loan portfolio and other receivables as of  December 31,2020 and December 31, 2019:

		As of December 31, 2020(*)		As of December 31, 2019		Variation December 2020 vs December 2019
Commercial	Ps.	110,986,938	Ps.	98,936,699	Ps.	12,050,239
Consumer		65,835,457		59,840,451		5,995,006
Mortgage		24,558,771		20,221,683		4,337,088
Microcredit		372,321		410,320		(37,999)
Interbank and overnight funds		4,693,678		2,718,961		1,974,717
Total	Ps.	206,447,165	Ps.	182,128,114	Ps.	24,319,051

(*)See note 35 Business combination

		As of December 31, 2020		As of December 31, 2019		Variation December 2020 vs December 2019
Other receivables	Ps.	15,339,394	Ps.	11,988,764	Ps.	3,350,630

Summary of volume of reliefs granted per portfolio and their effects on the Group's results

		Commercial		Consumer		Mortgage		Microcredit		Total
Amortised cost before modification	Ps.	43,637,334	Ps.	24,776,794	Ps.	14,411,716	Ps.	357,892	Ps.	83,183,736
Net modification loss		(13,230)		(82,971)		(36,873)		(2,034)		(135,108)

Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2020:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries
Almaviva S.A.	Logistics services.	Bogotá, Colombia	95.81%	65.85%
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.29%
Porvenir S.A.	Management of pension and severance funds.	Bogotá, Colombia	100%	75.67%
Main international direct subsidiaries
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.74%
Leasing Bogotá S.A. Panamá	Holding company of BAC Credomatic Inc. and Multi Financial Group Inc.	Panamá, Republic of Panamá	100%	68.74%
Main indirect subsidiaries
BAC Credomatic Inc.	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá S.A. Panamá).	Panamá, Republic of Panamá	100%	68.74%

Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2020:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.82%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2020:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%

Banco Commercial Av Villas S A
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco AV Villas’ most significant subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2020:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance and software development	Bogotá, Colombia	100%	78.90%

Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, at December 31, 2020:

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	20.13%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.58%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.58%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.58%
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	39.58%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	100%	39.58%